Other disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Remuneration
Schedule of direct and indirect voting rights in subsidiaries and other investments

2025
Company’s
voting
rights
%
Subsidiaries
Aptuit Global LLC, Princeton, USA	100
Aptuit (Verona) SRL, Verona, Italy	100
Aptuit (Oxford) Ltd., Abingdon, UK	100
Cyprotex Discovery Ltd., Manchester, UK	100
Cyprotex Ltd., Manchester, UK	100
Cyprotex US, LLC., Framingham, USA	100
Evotec (France) SAS, Toulouse, France	100
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100
Evotec (Hamburg) GmbH, Hamburg, Germany	100
Evotec GT GmbH, Orth an der Donau, Austria*	100
Evotec (India) Private Limited, Thane, India*	100
Evotec International GmbH, Hamburg, Germany	100
Evotec (UK) Ltd., Abingdon, UK	100
Evotec (US), Inc., Princeton, USA	100
Just - Evotec Biologics, Inc., Seattle, USA	100
Evotec (Modena) Srl, Medolla, Italy	100
NephThera GmbH, Hamburg, Germany	100
Evotec Asia Pte. Ltd., Shenton, Singapore	100

2025
Company’s
voting
rights
%
Associates
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.03
Centauri Therapeutics Ltd., Cheshire, UK	22.18
EIR Biotherapies S.r.l., Mirandola (MO), Italy	24.66
Eternygen GmbH, Berlin, Germany*	24.97
Quantro Therapeutics GmbH, Vienna, Austria	38.79
TAG Therapeutics GmbH, Vienna, Austria	20.16
Topas Therapeutics GmbH, Hamburg, Germany	23.86

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, USA	2.32
ArgoBio SAS, Paris, France	8.17
Aurobac Therapeutics SAS, Lyon, France	12.50
Autobahn Labs, LLC, Palo Alto, CA USA	10.53
Blacksmith Medicines Inc., San Diego, CA USA	17.97
Cajal Neuroscience Inc., Seattle, USA	1.18
Carma Fund I, Munich, Germany	10.00
Celmatix Inc., New York, USA	7.47
Curie Bio LLC, Boston, USA	0.10
Curie Bio Seed Fund I LP, Boston, USA	2.83
Extend S.r.l., Rome, Italy	9.10
Fibrocor LLP, Toronto, Canada	16.26
Fibrocor Therapeutics, Inc., Toronto, Canada	7.65
IMIDomics Inc., San Rafael, CA, USA	6.64
Immunitas Therapeutics Inc.*, Waltham, USA	5.54
Leon Nanodrugs GmbH, Munich, Germany	3.99
Mission BioCapital V LP, Cambridge, USA	3.64
Pluristyx Inc., Seattle, USA	3.79
Sernova Corp., Ontario, Canada	4.73
Thelior Bio, Oxford, UK	1.18
Tubulis GmbH, Munich, Germany	3.33
Verto Therapeutics Inc., Boston, USA	4.16
*	in liquidation

Management Board
Remuneration
Schedule of remuneration granted to the members of the Management Board and remuneration accrued for the members of the Supervisory Board

in k€	2025	2024
Short-term employee benefits	5,503	4,238
Termination benefits	1,506	1,360
Stock-based compensation	247	(2,231)
Total Remuneration	7,256	3,367

Supervisory Board
Remuneration
Schedule of remuneration granted to the members of the Management Board and remuneration accrued for the members of the Supervisory Board

in k€	2025	2024
Total remuneration of the supervisory board	670	641